          AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 16, 2011

                                            1933 ACT REGISTRATION NO. 033-70742

                                            1940 ACT REGISTRATION NO. 811-08090
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549

                                 ----------------

                                   FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

                      POST-EFFECTIVE AMENDMENT NO. 115 /X/

                                      AND

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

                             AMENDMENT NO. 117 /X/

                                ----------------

                   LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                ----------------

                            LVIP 2050 PROFILE FUND

                           1300 SOUTH CLINTON STREET
                           FORT WAYNE, INDIANA 46801
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (260) 455-2000

                            NICOLE S. JONES, ESQUIRE
                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                           1300 SOUTH CLINTON STREET
                              POST OFFICE BOX 1110
                              FORT WAYNE, IN 46801
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                ----------------

                        COPIES OF ALL COMMUNICATIONS TO:

                         ROBERT A. ROBERTSON, ESQUIRE
                                  DECHERT, LLP
                          2010 MAIN STREET, SUITE 500
                               IRVINE, CA 92614

                          FISCAL YEAR-END: DECEMBER 31

                                ----------------

It is proposed that this filing will become effective:
  /X/  immediately upon filing pursuant to paragraph (b)
  / /  on pursuant to paragraph (b)
  / /  60 days after filing pursuant to paragraph (a)(1)
  / /  on _____________ pursuant to paragraph (a)(1)
  / /  75 days after filing pursuant to paragraph (a)(2)
  / /  on _____________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
  [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

      Explanatory Note: This Post-Effective Amendment to the Registration Statement of Lincoln Variable Insurance Products Trust is being filed to conform the fund's prospectus to the XBRL requirements as set forth in
                    17 C.F.R. Parts 230, 232, 239, and 274.
================================================================================

                                 SIGNATURE PAGE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 115 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Fort Wayne, and State of Indiana on this 16th day of May, 2011.

      LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
            LVIP 2050 Profile Fund

      By:   /s/ Daniel R. Hayes
            ------------------------------------
            Daniel R. Hayes
            President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities indicated on May 16, 2011.

Signature                        Title

/s/ Daniel R. Hayes              Chairman of the Board, President and Trustee
------------------------------   (Principal Executive Officer)
Daniel R. Hayes

*/s/ William P. Flory, Jr.       Chief Accounting Officer
------------------------------   (Principal Accounting Officer and Principal
William P. Flory, Jr.             Financial Officer)

*/s/ Michael D. Coughlin         Trustee
------------------------------
Michael D. Coughlin

*/s/ Nancy J. Frisby             Trustee
------------------------------
Nancy J. Frisby

*/s/ Elizabeth S. Hager          Trustee
------------------------------
Elizabeth S. Hager

*/s/ Gary D. Lemon               Trustee
------------------------------
Gary D. Lemon

*/s/ Thomas D. Rath              Trustee
------------------------------
Thomas D. Rath

*/s/ Kenneth G. Stella           Trustee
------------------------------
Kenneth G. Stella

*/s/ David H. Windley            Trustee
------------------------------
David H. Windley

*By: /s/ Cynthia A. Rose         Attorney-in-Fact
 ---------------------------
  Cynthia A. Rose

EXHIBIT INDEX

EXHIBIT NO.

EX-101.INS      XBRL Instance Document

EX-101.SCH      XBRL Taxonomy Extension Schema Document

EX-101.CAL      XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF      XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB      XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE      XBRL Taxonomy Extension Presentation Linkbase